Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	GUERRILLA RF, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3837067
Entity Address, Address Line One	2000 Pisgah Church Road
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27455
City Area Code	336
Local Phone Number	510-7840
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 4 to the Registration Statement on Form S-1 (File No. 333-261860) (the “Registration Statement”) of Guerrilla RF, Inc. (the “Company”) is being filed (i) pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement, as originally declared effective by the Securities and Exchange Commission (the “SEC”) on February 11, 2022 to include the information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025 that was filed with the SEC on March 26, 2026 and to update certain other information in the Registration Statement, and (ii) to elect to use incorporation by reference in such Registration Statement. After the Registration Statement was initially declared effective, the Company’s board of directors approved a reverse split of shares of the Company’s common stock on a six-for-one basis, which was effective as of 12:01 a.m. Eastern Time on April 17, 2023. As a result of the reverse stock split, every six shares of issued and outstanding common stock were automatically converted into one share of common stock, but without any change in the par value per share. No fractional shares were issued as a result of the reverse stock split. Any fractional shares that would otherwise have resulted from the reverse stock split were rounded up to the next whole number. Proportionate adjustments were made to the per share exercise price and the number of shares of common stock issuable upon the exercise of all outstanding warrants granted by the Company. The information included in this filing updates and supplements the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 4, which reflects the number of shares registered under the Registration Statement, adjusted to reflect the reverse stock split. All applicable registration fees were paid at the time of the original filing of the Registration Statement. The information in this preliminary prospectus is not complete and may be changed. The selling stockholders named in this preliminary prospectus may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell and the selling stockholders named in this prospectus are not soliciting offers to buy these securities in any jurisdiction where the offer or sale is not permitted.
Entity Central Index Key	0001832487
Amendment Flag	true